Mar. 27, 2018

Prospectus Supplement

John Hancock Funds II
Supplement dated March 27, 2018 to the current prospectus

Small Cap Growth Fund (the fund)

Effective immediately, the "Annual fund operating expenses" table and the "Expense example" table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee[1]	0.88	0.88	0.88	0.88
Distribution and service (Rule 12b-1) fees	0.25[2]	1.00	0.00	0.00
Other expenses[3]	0.18	0.18	0.18	0.08
Acquired fund fees and expenses[4]	0.01	0.01	0.01	0.01
Total annual fund operating expenses[5]	1.32	2.07	1.07	0.97

1	"Management fee" has been restated to reflect the contractual management fee schedule effective December 26, 2017.
2	"Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective March 27, 2018.
3	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class A, Class C, Class I, and Class R6 shares.
4	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
5
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R6
		Sold	Not Sold
1 year	628	310	210	109	99
3 years	897	649	649	340	309
5 years	1,187	1,114	1,114	590	536
10 years	2,011	2,400	2,400	1,306	1,190